Earnings per share (Tables)	9 Months Ended
Sep. 30, 2011
Earnings per share [Abstract]
Earnings per share
The following table reflects the calculation of basic and diluted earnings per share from continuing operations. During each period, certain options, as noted below, were excluded from the calculation of diluted earnings per share because their effect would have been antidilutive.
	Quarter Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Earnings per share – basic:
Income from continuing operations	$36,735	$51,172	$104,764	$118,570
Income allocated to participating securities	(240)	(267)	(565)	(627)
Income available to common shareholders	$36,495	$50,905	$104,199	$117,943

Weighted-average shares outstanding	50,889	51,171	51,112	51,120
Earnings per share – basic	$0.72	$0.99	$2.04	$2.31

Earnings per share – diluted:
Income from continuing operations	$36,735	$51,172	$104,764	$118,570
Income allocated to participating securities	(166)	(265)	(325)	(625)
Re-measurement of share-based awards classified as liabilities	(77)	2	(65)	53
Income available to common shareholders	$36,492	$50,909	$104,374	$117,998

Weighted-average shares outstanding	50,889	51,171	51,112	51,120
Dilutive impact of potential common shares	314	191	431	197
Weighted-average shares and potential common shares outstanding	51,203	51,362	51,543	51,317

Earnings per share – diluted	$0.71	$0.99	$2.02	$2.30

Antidilutive options excluded from calculation	1,961	2,357	1,961	2,357